Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	$ 29,092,799	$ 27,935,165
Research and development credits	1,163,616	1,118,389
Nonqualified stock option compensation expense	374,769	1,913,673
Other temporary book - tax differences	258,445	436,178
Total deferred tax assets	30,889,629	31,403,405
Valuation allowance for deferred tax assets	(30,889,629)	(31,403,405)
Net deferred tax assets	$ 0	$ 0